Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	$ 474	$ 452
Other receivables	27	23
Prepayments	111	74
Loans to and receivables from associates	1	2
Trade and other current receivables	$ 613	$ 551	$ 469